Bank Acceptance Notes Payable (Details Textual) - USD ($)	Dec. 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity [Line Items]
Facility agreement, description	The Group and China Zheshang Bank, the Group had bank acceptance notes of $929,148 with maturity dates of six or twelve months after the issuance date. The Group was also required to maintain restricted cash deposits of $934,656 to guarantee the bank notes as of December 31, 2019. The balance of bank acceptance notes payable as of December 31, 2018 was fully paid upon maturity and the related restricted deposit was also released upon the repayment.
Bank acceptance notes payable amount		$ 464	$ 1,059